Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Schwab Target 2010 Index Fund - SWYAX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2010 Index Fund
Class Name	Schwab Target 2010 Index Fund
Trading Symbol	SWYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016)	6.55%	18.19%	5.24%	5.39%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2010 Passive Composite Index 3	6.57%	18.24%	5.32%	5.46%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 24.1% Dow Jones U.S. Large Cap Total Stock Market Index, 1.4% Dow Jones U.S. Small
Cap Total Stock Market Index, 7.6% FTSE Developed ex US Index (Net), 2.5% Dow Jones Equity All REIT Capped Index, 6.9% Bloomberg US Treasury 1-3 Year Index, 48.0%
Bloomberg US Aggregate Bond Index, 6.4% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.1% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 51,106,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$51,106
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	6%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have cha nged since the rep ort date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have cha nged since the rep ort date.
Schwab Target 2060 Index Fund - SWYNX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2060 Index Fund
Class Name	Schwab Target 2060 Index Fund
Trading Symbol	SWYNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016)	9.42%	30.66%	11.36%	10.67%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2060 Passive Composite Index 3	9.52%	30.83%	11.49%	10.78%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 51.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 6.7% Dow Jones Equity All REIT Capped Index, 4.1% Bloomberg
US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 732,117,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$732,117
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2065 Index Fund - SWYOX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2065 Index Fund
Class Name	Schwab Target 2065 Index Fund
Trading Symbol	SWYOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.02%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021)	9.51%	31.05%	8.50%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	11.73%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	-0.76%
Target 2065 Passive Composite Index 2	9.60%	31.12%	8.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
A custom blended index developed by Schwab Asset Management based on the Target 2065 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2024, the composite is derived using the following portion allocations: 51.8% Dow Jones U.S. Large Cap Total Stock
Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 24.5% FTSE Developed ex US Index (Net), 7.1% FTSE Emerging Index (Net), 6.8% Dow Jones Equity
All REIT Capped Index, 2.5% Bloomberg US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 162,501,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$162,501
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed s ince the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed s ince the report date.
Schwab Target 2015 Index Fund - SWYBX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2015 Index Fund
Class Name	Schwab Target 2015 Index Fund
Trading Symbol	SWYBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]

Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016)	6.82%	19.11%	5.66%	5.67%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2015 Passive Composite Index 3	6.75%	19.10%	5.70%	5.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 26.5% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 8.8% FTSE Developed ex US Index (Net), 2.8% Dow Jones Equity All REIT Capped Index, 6.4% Bloomberg US Treasury 1-3 Year Index, 45.3%
Bloomberg US Aggregate Bond Index, 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.5% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 80,172,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$80,172
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	8%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the r eport date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the r eport date.
Schwab Target 2020 Index Fund - SWYLX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2020 Index Fund
Class Name	Schwab Target 2020 Index Fund
Trading Symbol	SWYLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016)	6.83%	19.62%	5.91%	6.18%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2020 Passive Composite Index 3	6.87%	19.68%	5.98%	6.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 28.0% Dow Jones U.S. Large Cap Total Stock Market Index, 1.7% Dow Jones U.S. Small
Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 3.0% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg US Treasury 1-3 Year Index, 43.5%
Bloomberg US Aggregate Bond Index, 5.8% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg US Treasury Bills 1-3 Month Index. The
components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100%
due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 288,710,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$288,710
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	7%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2025 Index Fund
Class Name	Schwab Target 2025 Index Fund
Trading Symbol	SWYDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016)	7.16%	20.89%	6.95%	7.17%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2025 Passive Composite Index 3	7.17%	20.94%	7.04%	7.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 31.0% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small
Cap Total Stock Market Index, 10.9% FTSE Developed ex US Index (Net), 1.0% FTSE Emerging Index (Net), 3.3% Dow Jones Equity All REIT Capped Index, 5.0% Bloomberg
US Treasury 1-3 Year Index, 41.1% Bloomberg US Aggregate Bond Index, 4.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.9% Bloomberg US Treasury
Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target
allocations for 2024. Percentages
listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 605,605,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$605,605
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the re por t date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the re por t date.
Schwab Target 2030 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2030 Index Fund
Class Name	Schwab Target 2030 Index Fund
Trading Symbol	SWYEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$2	0.04% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.04%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016)	7.82%	23.77%	8.24%	8.20%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2030 Passive Composite Index 3	7.84%	23.90%	8.30%	8.27%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 37.3% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small
Cap Total Stock Market Index, 14.7% FTSE Developed ex US Index (Net), 2.1% FTSE Emerging Index (Net), 4.3% Dow Jones Equity All REIT Capped Index, 2.3% Bloomberg
US Treasury 1-3 Year Index, 33.3% Bloomberg US Aggregate Bond Index, 1.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 1.5% Bloomberg US Treasury
Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,236,000,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,236
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the repor t date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the repor t date.
Schwab Target 2035 Index Fund - SWYFX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2035 Index Fund
Class Name	Schwab Target 2035 Index Fund
Trading Symbol	SWYFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016)	8.34%	25.96%	9.17%	8.96%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2035 Passive Composite Index 3	8.34%	26.03%	9.24%	9.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2035 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 42.2% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small
Cap Total Stock Market Index, 17.5% FTSE Developed ex US Index (Net), 3.1% FTSE Emerging Index (Net), 5.0% Dow Jones Equity All REIT Capped Index, 1.1% Bloomberg
US Treasury 1-3 Year Index, 26.3% Bloomberg US Aggregate Bond Index, 1.2% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 956,660,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$956,660
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have c hange d since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have c hange d since the report date.
Schwab Target 2040 Index Fund - SWYGX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2040 Index Fund
Class Name	Schwab Target 2040 Index Fund
Trading Symbol	SWYGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (08/25/2016)	8.66%	27.59%	9.90%	9.57%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2040 Passive Composite Index 3	8.73%	27.68%	10.00%	9.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 45.7% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small
Cap Total Stock Market Index, 19.6% FTSE Developed ex US Index (Net), 4.1% FTSE Emerging Index (Net), 5.6% Dow Jones Equity All REIT Capped Index, 0.6% Bloomberg
US Treasury 1-3 Year Index, 19.0% Bloomberg US Aggregate Bond Index, 0.9% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,157,000,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (millions)	$1,157
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have ch ange d since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have ch ange d since the report date.
Schwab Target 2045 Index Fund - SWYHX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2045 Index Fund
Class Name	Schwab Target 2045 Index Fund
Trading Symbol	SWYHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016)	8.94%	28.83%	10.55%	10.05%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2045 Passive Composite Index 3	9.06%	29.04%	10.66%	10.15%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small
Cap Total Stock Market Index, 21.5% FTSE Developed ex US Index (Net), 5.0% FTSE Emerging Index (Net), 6.0% Dow Jones Equity All REIT Capped Index, 0.5% Bloomberg
US Treasury 1-3 Year Index, 12.5% Bloomberg US Aggregate Bond Index, 0.7% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 726,126,000
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$726,126
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	4%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have ch anged since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have ch anged since the report date.
Schwab Target 2050 Index Fund - SWYMX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2050 Index Fund
Class Name	Schwab Target 2050 Index Fund
Trading Symbol	SWYMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016)	9.18%	29.73%	10.90%	10.33%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2050 Passive Composite Index 3	9.29%	29.95%	11.04%	10.44%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 49.9% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small
Cap Total Stock Market Index, 22.8% FTSE Developed ex US Index (Net), 5.9% FTSE Emerging Index (Net), 6.4% Dow Jones Equity All REIT Capped Index, 8.6% Bloomberg
US Aggregate Bond Index, 0.6% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time
. The composite index
represents target allocations for 2024. Percentages listed may not total to 100% due to rounding.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 963,521,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$963,521
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2055 Index Fund - SWYJX
Shareholder Report [Line Items]
Fund Name	Schwab Target 2055 Index Fund
Class Name	Schwab Target 2055 Index Fund
Trading Symbol	SWYJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1,2

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016)	9.33%	30.28%	11.16%	10.54%
Dow Jones U.S. Total Stock Market Index SM	9.60%	35.24%	15.15%	14.10%
Bloomberg US Aggregate Bond Index	5.26%	11.57%	0.33%	1.28%
Target 2055 Passive Composite Index 3	9.42%	30.44%	11.27%	10.64%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.

These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
3
A custom blended index developed by Schwab Asset Management based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective July 1, 2020, the Dow Jones U.S. Select REIT Index was replaced with the Dow Jones Equity All REIT Capped Index. Effective
February 1, 2024, the composite is derived using the following portion allocations: 50.7% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small
Cap Total Stock Market Index, 23.5% FTSE Developed ex US Index (Net), 6.4% FTSE Emerging Index (Net), 6.5% Dow Jones Equity All REIT Capped Index, 6.1% Bloomberg
US Aggregate Bond Index, 0.5% Bloomberg US Treasury Bills 1-3 Month Index. The components that make up the composite
index may
vary
over time. The
composite
index
represents target allocations for 2024. Percentages listed may not total to
100
% due to
rounding
.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 639,616,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$639,616
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	3%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the r eport date. 1 Less than 0.05%.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the r eport date. 1 Less than 0.05%.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
[2]	Annualized.